GOING CONCERN (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Jul. 24, 2024	Jul. 18, 2024	Aug. 18, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 02, 2025
Property, Plant and Equipment [Line Items]
Cash and cash equivalent				$ 1,792,418		$ 2,056,472	$ 1,422,580
Working capital				2,400,000		(2,200,000)	2,600,000
Net loss				712,410	$ 701,463	4,506,466	9,932,620
Cash used in operating activities				1,092,748	(2,548,569)	(3,064,842)	(2,525,354)
Private lender		$ 7,500,000
Purchase of greenacres market		4,200,000
Face amount		$ 7,500,000						$ 450,000
Interest rate		12.00%
Maturity date		Jul. 17, 2027
Proceeds from sale of building						$ 749,000
Preferrd stock subscriptions			$ 13,250,000
Gross proceeds			13,250,000
Healthier Choices Management Corp [Member]
Property, Plant and Equipment [Line Items]
Gross proceeds			13,250,000
Investments			$ 13,250,000
Series E Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Convertible preferred stock			14,722
Share price			$ 1,000
Series E Convertible Preferred Stock [Member] | Healthier Choices Management Corp [Member]
Property, Plant and Equipment [Line Items]
Share price			$ 1,000
Preferrd stock subscriptions			$ 13,250,000
Shares issued			14,722
Series A Preferred Stock [Member] | Healthier Choices Management Corp [Member]
Property, Plant and Equipment [Line Items]
Gross proceeds			$ 13,250,000
Building [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of building	$ 695,000